Others - Schedule of Financial Assets and Liabilities by Category (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Others [Line Items]
Cash and cash equivalents	$ 34,232	$ 1,023,874			$ 26,997	$ 807,484	$ 951,713	$ 1,798,800
Current financial assets at amortized cost						307,150
Accounts receivable, net	506	15,120				9,343
Short-term borrowings	1,538	46,000				46,000
Financial lease liabilities (including current portion)			$ 4,046	$ 121,021		48,781
Lease liabilities (including current portion)			$ 4,046	$ 121,021		48,781
Long-term borrowings	1,856	55,508				368,010
Financial Assets at Amortised Cost
Others [Line Items]
Cash and cash equivalents	34,232	1,023,874				807,484
Current financial assets at amortized cost						307,150
Accounts receivable, net	506	15,120				9,343
Other receivables	156	4,654				5,811
Refundable deposits	814	24,351				18,930
Financial assets	35,708	1,067,999				1,148,718
Financial Liabilities at Amortised cost
Others [Line Items]
Short-term borrowings	1,538	46,000				46,000
Other payables	4,382	131,064				206,268
Financial lease liabilities (including current portion)	3,093	92,509				48,000
Lease liabilities (including current portion)	3,093	92,509				48,000
Long-term borrowings	12,392	370,653				434,757
Financial liabilities	$ 21,405	$ 640,226				$ 735,025